Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2019		Dec. 31, 2018
Financial assets
Loan (Note 5)	$ 2,000	[1]
Financial liabilities
Warrants	2,451	[1]	554
Fair value hierarchy [Member] | Level 1 [Member]
Financial assets
Loan (Note 5)
Financial liabilities
Warrants
Fair value hierarchy [Member] | Level 2 [Member]
Financial assets
Loan (Note 5)
Financial liabilities
Warrants
Fair value hierarchy [Member] | Level 3 [Member]
Financial assets
Loan (Note 5)	2,000
Financial liabilities
Warrants	$ 2,451		$ 554

[1]	See Note 3 regarding initial application of IFRS 16, Leases. According to the transitional method that was chosen, comparative data were not restated.